GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details)	1 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) vessel $ / shares shares	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel $ / shares shares	Dec. 31, 2016 USD ($)
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains							$ 260,000	$ (312,000)	$ 300,000
Golden Lyderhorn [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains			$ (9,000)
Front Caribbean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains				$ 68,000
Front Mediterranean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ 13,000
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains							258,000	258,000	228,000
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains							$ 2,000	$ (570,000)	$ 72,000
Panamax Vessel [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Cash consideration					$ 14,700,000
Supramax Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains						$ (600,000)
Number of vessels sold | vessel	6					6		6
Number of vessels sold under partial share consideration | vessel	1					1		1
Cash consideration	$ 135,100,000							$ 135,100,000
Consideration shares received (in shares) | shares	910,802							910,802
Share Price (in dollars per share) | $ / shares	$ 7.4					$ 7.4		$ 7.4